Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (103)
Interest expense	9	€ 15	€ 37
Net defined benefit liability (asset) at end of period	487	(103)
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	24,479	25,535
Interest expense	793	745
Administrative expenses and interest on asset ceiling	(25)	(18)
Settlements	(158)	(3)
Total	610	724
Return on plan assets, excluding amounts included in interest income	2,291	(987)
Total	2,291	(987)
Translation differences	506	866
Employer contribution	98	97
Contributions from plan participants	130	138
Benefits paid	(1,934)	(1,898)
Other		4
Total	(1,200)	(793)
Net defined benefit liability (asset) at end of period	26,180	24,479	25,535
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,684
Net defined benefit liability (asset) at end of period	3,136	2,684
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	19,219	19,967
Interest expense	674	635
Administrative expenses and interest on asset ceiling	(18)	(17)
Total	656	618
Return on plan assets, excluding amounts included in interest income	1,834	(775)
Total	1,834	(775)
Translation differences	386	868
Employer contribution	27	26
Benefits paid	(1,511)	(1,475)
Section 420 Transfer	(169)	(13)
Other	1	3
Total	(1,266)	(591)
Net defined benefit liability (asset) at end of period	20,443	19,219	19,967
United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,987)
Net defined benefit liability (asset) at end of period	(1,861)	(1,987)
United States Post-employment benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	397	532
Interest expense	11	15
Total	11	15
Return on plan assets, excluding amounts included in interest income	43	(25)
Total	43	(25)
Translation differences	9	19
Employer contribution	14	6
Contributions from plan participants	105	115
Benefits paid	(284)	(278)
Section 420 Transfer	169	13
Total	13	(125)
Net defined benefit liability (asset) at end of period	464	397	532
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(800)
Net defined benefit liability (asset) at end of period	(788)	(800)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	4,863	5,036
Interest expense	108	95
Administrative expenses and interest on asset ceiling	(7)	(1)
Settlements	(158)	(3)
Total	(57)	91
Return on plan assets, excluding amounts included in interest income	414	(187)
Total	414	(187)
Translation differences	111	(21)
Employer contribution	57	65
Contributions from plan participants	25	23
Benefits paid	(139)	(145)
Other	(1)	1
Total	53	(77)
Net defined benefit liability (asset) at end of period	€ 5,273	€ 4,863	€ 5,036